Income taxes - Tax Loss Carryforwards (Details) $ in Millions	Mar. 29, 2020 CAD ($)
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 13.8
2038
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.0
2039
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	4.6
2040
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.7
2041 and thereafter
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 4.5